Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED OCTOBER 15, 2014

TO THE PROSPECTUS DATED JANUARY 28, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective October 15, 2014, Causeway International Opportunities Fund (the “Fund”) is no longer offered through this Prospectus, dated January 28, 2014, and all references relevant to the offering of the Fund are hereby removed from this Prospectus. Effective October 15, 2014, the Fund is offered through a separate Prospectus, dated October 15, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-023-0100

STATEMENT OF ADDITIONAL INFORMATION

Causeway International Value Fund

Institutional Class (CIVIX)

Investor Class (CIVVX)

Causeway Global Value Fund

Institutional Class (CGVIX)

Investor Class (CGVVX)

Causeway Emerging Markets Fund

Institutional Class (CEMIX)

Investor Class (CEMVX)

Causeway International Opportunities Fund

Institutional Class (CIOIX)

Investor Class (CIOVX)

Causeway Global Absolute Return Fund

Institutional Class (CGAIX)

Investor Class (CGAVX)

SUPPLEMENT DATED OCTOBER 15, 2014

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED JANUARY 28, 2014

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective October 15, 2014, Causeway International Opportunities Fund (the “Fund”) is no longer offered through this Statement of Additional Information, dated January 28, 2014, and all references relevant to the offering of the Fund are hereby removed from this Statement of Additional Information. Effective October 15, 2014, the Fund is offered through a separate Statement of Additional Information, dated October 15, 2014.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

CCM-SK-022-0100